Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and marketing expense
Borrower acquisition expenses	¥ 11,506,402	¥ 8,714,516	¥ 4,837,764
General sales and marketing expenses	5,487,267	5,327,741	4,842,037
Investor acquisition and retention expenses	819,888	888,839	1,087,165
Sales and marketing expenses	¥ 17,813,557	¥ 14,931,096	¥ 10,766,966